5 Business combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations
Schedule of preliminary fair values of the identifiable assets acquired and liabilities

The preliminary fair values of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

	Guardaya	FASA*	IPEMED**
Assets
Cash and cash and equivalents	1,548	3,834	307
Restrict cash	-	5,561	-
Trade receivables	44,277	1,832	8,965
Inventories	2,581	-	-
Recoverable taxes	280	-	-
Other assets	489	458	3,266
Right-of-use assets	4,556	47,789	8,800
Property and equipment	1,594	22,946	3,676
Investment in associate	24,458	-	-
Intangible assets	59,977	171,511	33,039
	139,760	253,931	58,053

Liabilities
Trade payables	(454)	(1,133)	(4,908)
Loans and financing	(4,076)	(35,419)	(3,592)
Lease liabilities	(4,607)	(47,793)	(8,965)
Labor and social obligations	(1,844)	(5,254)	(1,575)
Taxes payable	(3,571)	(483)	(26,503)
Provision for legal proceedings	(680)	(1,684)	(2,008)
Advances from customers	-	(3,192)	(607)
Other liabilities	(4,709)	(460)	-
	(19,941)	(95,418)	(48,158)
Total identifiable net assets at fair value	119,819	158,513	9,895
Non-controlling interest	-	(15,851)	-
Preliminary goodwill arising on acquisition	139,294	58,903	87,647
Purchase consideration transferred	259,113	201,565	97,542
Cash paid	-	102,330	52,239
Capital contribution	259,113	-	-
Payable in installments	-	99,235	45,303
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)	(482)	(1,887)	(180)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	1,548	(98,496)	(51,932)
Net of cash flow on acquisition	1,066	(100,383)	(52,112)

Schedule of acquisition of Guardaya

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief-from-royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimate of the cost of replacing the asset with a new one (acquisition or reconstruction), adjusted to reflect the losses of value resulting from the physical deterioration and the economic functional obsolescence of the asset.

Schedule of acquisition of FASA

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Schedule of acquisition of IPEMED

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief-from-royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. And it is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Schedule of acquisitions in 2018

The fair value of the identifiable assets and liabilities as of the date of each acquisition were:

	Fair value as of the acquisition date in 2018
	IPTAN	IESVAP	CCSI	IESP	FADEP
Assets
Cash and cash and equivalents	5,414	5,075	-	12,394	653
Trade receivables	3,507	1,197	-	4,189	3,554
Inventories	42	-	-	-	32
Recoverable taxes	96	112	-	385	-
Other assets	3,026	514	-	3,205	4,708
Property and equipment	5,621	1,868	490	6,784	3,928
Intangible assets	75,172	82,071	56,737	216,007	79,286
	92,878	90,837	57,227	242,964	92,161
Liabilities
Trade payables	(77)	(126)	-	(747)	(227)
Loans and financing	-	-	-	-	(2,669)
Labor and social obligations	(2,130)	(917)	-	(10,854)	(2,791)
Taxes payable	(901)	(172)	-	(4,192)	(2,703)
Provision for legal proceedings	(278)	-	-	(1,811)	-
Advances from customers	(379)	(1,225)	-	(1,489)	(321)
Other	(4,324)	(796)	-	-	(139)
	(8,089)	(3,236)	-	(19,093)	(8,850)
Total identifiable net assets at fair value	84,789	87,601	57,227	223,871	83,311
Non-controlling interest	-	(17,520)	(22,891)	(44,774)	-
Goodwill arising on acquisition	17,446	27,956	4,664	69,808	49,661
Purchase consideration transferred	102,235	98,037	39,000	248,905	132,972
Cash paid	-	-	9,200	133,800	80,126
Capital contribution	102,235	98,037	-		-
Payable in installments	-	-	29,800	115,105	52,846
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	-	-	(1,103)	(415)	(1,875)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	5,414	5,075	(30,908)	(121,406)	(79,473)

Schedule of acquisition of IPTAN

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With and without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Schedule of acquisition of IESVAP

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With and without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Schedule of acquisition of CCSI

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible asset acquired	Valuation technique
License

With and without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Schedule of acquisition of IESP

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With and without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Schedule of acquisition of FADEP

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With and without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.